Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 26,356,908	$ 21,310,259	$ 19,775,710
Lessor, Operating Lease, Description	The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.